Statement of Consolidated Stockholders' Equity (USD $) In Millions, except Share data	Total	Common Stock	Additional Capital	Retained Earnings	Common Stock Owned by Union VEBA Subject to Transfer Restriction		Treasury Stock	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 31, 2011	$ 872.8	$ 0.2	$ 998.4	$ 84.4	$ (52.9)		$ (72.3)	$ (85.0)
Beginning balance, shares at Dec. 31, 2011	19,253,185	19,253,185
Net income	26.5			26.5
Other comprehensive income, net of tax	1.1							1.1
Release of restriction on Union VEBA shares, net of tax of $24.6	39.6		7.8		31.8	[1]
Issuance of non-vested shares to employees, shares		72,859
Issuance of common shares to employees upon vesting of restricted stock units and performance shares, shares		11,327
Cancellation of employee non-vested shares		(1,402)
Cancellation of shares to cover employees’ tax withholdings upon vesting of non-vested shares	(2.1)		(2.1)
Cancellation of shares to cover employees’ tax withholdings upon vesting of non-vested shares, shares		(45,128)
Cash dividends on common stock ($0.25 per share)	(4.9)			(4.9)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	1.3		1.3
Amortization of unearned equity compensation	2.5		2.5
Dividends on unvested equity awards that canceled	0.5			0.5
Ending balance at Mar. 31, 2012	$ 937.3	$ 0.2	$ 1,007.9	$ 106.5	$ (21.1)		$ (72.3)	$ (83.9)
Ending balance, shares at Mar. 31, 2012	19,290,841	19,290,841

[1]	At $24.02 per share reorganization value.